J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, New York 10017

October 21, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) on behalf of
JPMorgan Global Equity ETF (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”). This filing is being made for the purpose of registering the Fund as a new series of the Trust. Included in the filing are the prospectus and statement of additional information for the Fund.

If you have any questions or comments, please contact me at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin